Basis of Presentation and Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Service providing period		1 year
Assets Under Capital Lease, Net of Deferred Gain [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	20 years
Minimum [Member] | Information Systems, Hardware and Software [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	2 years
Minimum [Member] | Assembly Equipment, Furniture, Fixtures and Other [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	2 years
Minimum [Member] | Leasehold Improvements [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	2 years
Minimum [Member] | Capitalized Software Costs [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	2 years
Maximum [Member] | Information Systems, Hardware and Software [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	4 years
Maximum [Member] | Assembly Equipment, Furniture, Fixtures and Other [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	4 years
Maximum [Member] | Leasehold Improvements [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	4 years
Maximum [Member] | Capitalized Software Costs [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	4 years